Share-based payment plans - Movements in number and restricted shares awards (Details) - Restricted share awards (RSA) - shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding at January 1,	1,467,166	634,720	0
Granted during the year	1,803,550	1,002,650	634,720
Forfeited during the year	(206,517)	(15,200)	0
Vested during the year	(318,018)	(155,004)	0
Outstanding at period end	2,746,181	1,467,166	634,720